Income Taxes (Schedule of Significant Components of Income Taxes Related to Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal	$ 45.7	$ 61.1	$ 19.2
State	9.2	7.2	2.4
Non-U.S.	22.7	17.5	28.2
Current income tax provision	77.6	85.8	49.8
Deferred:
Federal	(11.7)	5.3	37.8
State	(1.2)	2.4	4.3
Non-U.S.	3.9	1.3	(5.7)
Deferred income tax (benefit) provision	(9.0)	9.0	36.4
Provision for income taxes	$ 68.6	$ 94.8	$ 86.2